Trade and other receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Current income tax receivable	$ 558	$ 363
Non-current income tax receivable	568	469
Provisions for impairments deducted from trade and other receivables	1,251	1,510
Loss allowance provisions, trade receivables	415	841
Contractual payments under operating leases	312	389
Allowance for credit losses
Disclosure of provision matrix [line items]
Trade and other receivables	$ 185	$ 214
Bottom of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.51%	0.45%
Top of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.54%	0.54%
Loans to government
Disclosure of provision matrix [line items]
Other receivables	$ 296	$ 717